Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK FUNDS II
Entity Central Index Key	dei_EntityCentralIndexKey	0001331971
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 01, 2021
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2021
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.89%	[1]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.24%	[1]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	34.15%	[2]
5 Years	rr_AverageAnnualReturnYear05	10.27%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.01%	[2]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.70%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%	[1]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Russell 3000 Index/MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.13%	[2]
5 Years	rr_AverageAnnualReturnYear05	9.55%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%	[2]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.59%
5 Years	rr_AverageAnnualReturnYear05	7.39%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.77%
5 Years	rr_AverageAnnualReturnYear05	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.01%
5 Years	rr_AverageAnnualReturnYear05	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.88%
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Class R2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.88%
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.88%
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.88%
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6) | Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.89%	[3]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.24%	[3]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6) | John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	34.15%	[4]
5 Years	rr_AverageAnnualReturnYear05	10.27%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.01%	[4]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%	[3]
5 Years	rr_AverageAnnualReturnYear05	11.70%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%	[3]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6) | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6) | Russell 3000 Index/MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.13%	[4]
5 Years	rr_AverageAnnualReturnYear05	9.55%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%	[4]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6) | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.90%
5 Years	rr_AverageAnnualReturnYear05	8.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6) | Class R6 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.92%
5 Years	rr_AverageAnnualReturnYear05	6.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6) | Class R6 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.81%
5 Years	rr_AverageAnnualReturnYear05	6.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1) | Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.89%	[5]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	9.24%	[5]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1) | John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	34.15%	[6]
5 Years	rr_AverageAnnualReturnYear05	10.27%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	10.01%	[6]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%	[5]
5 Years	rr_AverageAnnualReturnYear05	11.70%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%	[5]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1) | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1) | Russell 3000 Index/MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.13%	[6]
5 Years	rr_AverageAnnualReturnYear05	9.55%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%	[6]
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1) | Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.88%
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1) | Class 1 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.91%
5 Years	rr_AverageAnnualReturnYear05	6.58%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1) | Class 1 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.81%
5 Years	rr_AverageAnnualReturnYear05	6.15%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.67%	[7]
5 Years	rr_AverageAnnualReturnYear05	8.40%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%	[7]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.18%	[8]
5 Years	rr_AverageAnnualReturnYear05	9.30%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	9.13%	[8]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[7]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[7]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.43%	[8]
5 Years	rr_AverageAnnualReturnYear05	8.47%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%	[8]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.40%
5 Years	rr_AverageAnnualReturnYear05	6.38%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.93%
5 Years	rr_AverageAnnualReturnYear05	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.77%
5 Years	rr_AverageAnnualReturnYear05	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.53%
5 Years	rr_AverageAnnualReturnYear05	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Class R2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.53%
5 Years	rr_AverageAnnualReturnYear05	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.53%
5 Years	rr_AverageAnnualReturnYear05	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.53%
5 Years	rr_AverageAnnualReturnYear05	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0%
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6) | Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.67%	[9]
5 Years	rr_AverageAnnualReturnYear05	8.40%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%	[9]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6) | John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.18%	[10]
5 Years	rr_AverageAnnualReturnYear05	9.30%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	9.13%	[10]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[9]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[9]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.43%	[10]
5 Years	rr_AverageAnnualReturnYear05	8.47%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%	[10]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6) | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.65%
5 Years	rr_AverageAnnualReturnYear05	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6) | Class R6 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.03%
5 Years	rr_AverageAnnualReturnYear05	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6) | Class R6 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.52%
5 Years	rr_AverageAnnualReturnYear05	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1) | Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.67%	[11]
5 Years	rr_AverageAnnualReturnYear05	8.40%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%	[11]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1) | John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.18%	[12]
5 Years	rr_AverageAnnualReturnYear05	9.30%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	9.13%	[12]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[11]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[11]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.43%	[12]
5 Years	rr_AverageAnnualReturnYear05	8.47%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%	[12]
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1) | Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.53%
5 Years	rr_AverageAnnualReturnYear05	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1) | Class 1 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.93%
5 Years	rr_AverageAnnualReturnYear05	5.75%
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1) | Class 1 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.45%
5 Years	rr_AverageAnnualReturnYear05	5.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.33%	[13]
5 Years	rr_AverageAnnualReturnYear05	7.42%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%	[13]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.33%	[14]
5 Years	rr_AverageAnnualReturnYear05	8.04%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	8.13%	[14]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[13]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[13]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.75%	[14]
5 Years	rr_AverageAnnualReturnYear05	7.34%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%	[14]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.46%
5 Years	rr_AverageAnnualReturnYear05	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.31%
5 Years	rr_AverageAnnualReturnYear05	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.73%
5 Years	rr_AverageAnnualReturnYear05	3.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years	rr_AverageAnnualReturnYear05	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Class R2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years	rr_AverageAnnualReturnYear05	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years	rr_AverageAnnualReturnYear05	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years	rr_AverageAnnualReturnYear05	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6) | Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.33%	[15]
5 Years	rr_AverageAnnualReturnYear05	7.42%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%	[15]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6) | John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.33%	[16]
5 Years	rr_AverageAnnualReturnYear05	8.04%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	8.13%	[16]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[15]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[15]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.75%	[16]
5 Years	rr_AverageAnnualReturnYear05	7.34%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%	[16]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6) | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.48%
5 Years	rr_AverageAnnualReturnYear05	6.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6) | Class R6 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.19%
5 Years	rr_AverageAnnualReturnYear05	4.87%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6) | Class R6 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	4.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1) | Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.33%	[17]
5 Years	rr_AverageAnnualReturnYear05	7.42%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%	[17]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1) | John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.33%	[18]
5 Years	rr_AverageAnnualReturnYear05	8.04%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	8.13%	[18]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[17]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[17]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.75%	[18]
5 Years	rr_AverageAnnualReturnYear05	7.34%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%	[18]
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1) | Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years	rr_AverageAnnualReturnYear05	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1) | Class 1 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.16%
5 Years	rr_AverageAnnualReturnYear05	4.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1) | Class 1 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.31%
5 Years	rr_AverageAnnualReturnYear05	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.89%	[19]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%	[19]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.81%	[20]
5 Years	rr_AverageAnnualReturnYear05	6.56%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[20]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[19]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[19]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.10%	[20]
5 Years	rr_AverageAnnualReturnYear05	6.17%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%	[20]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.38%
5 Years	rr_AverageAnnualReturnYear05	4.30%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.53%
5 Years	rr_AverageAnnualReturnYear05	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.66%
5 Years	rr_AverageAnnualReturnYear05	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Class R2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6) | Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.89%	[21]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[21]
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%	[21]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6) | John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.81%	[22]
5 Years	rr_AverageAnnualReturnYear05	6.56%	[22]
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[22]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[21]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[21]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[21]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.10%	[22]
5 Years	rr_AverageAnnualReturnYear05	6.17%	[22]
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%	[22]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6) | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.24%
5 Years	rr_AverageAnnualReturnYear05	5.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6) | Class R6 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.27%
5 Years	rr_AverageAnnualReturnYear05	3.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6) | Class R6 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	3.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1) | Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.89%	[23]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%	[23]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1) | John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.81%	[24]
5 Years	rr_AverageAnnualReturnYear05	6.56%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[24]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[23]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[23]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.10%	[24]
5 Years	rr_AverageAnnualReturnYear05	6.17%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%	[24]
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1) | Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1) | Class 1 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.24%
5 Years	rr_AverageAnnualReturnYear05	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1) | Class 1 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.13%
5 Years	rr_AverageAnnualReturnYear05	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. - 7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. - 7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com,
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.43%	[25]
5 Years	rr_AverageAnnualReturnYear05	4.65%	[25]
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%	[25]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.17%	[26]
5 Years	rr_AverageAnnualReturnYear05	5.00%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%	[26]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[25]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[25]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[25]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.47%	[26]
5 Years	rr_AverageAnnualReturnYear05	4.95%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%	[26]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.19%
5 Years	rr_AverageAnnualReturnYear05	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years	rr_AverageAnnualReturnYear05	1.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Class A | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.48%
5 Years	rr_AverageAnnualReturnYear05	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.83%
5 Years	rr_AverageAnnualReturnYear05	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Class R2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.83%
5 Years	rr_AverageAnnualReturnYear05	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.83%
5 Years	rr_AverageAnnualReturnYear05	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.83%
5 Years	rr_AverageAnnualReturnYear05	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6) | Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.43%	[27]
5 Years	rr_AverageAnnualReturnYear05	4.65%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%	[27]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6) | John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.17%	[28]
5 Years	rr_AverageAnnualReturnYear05	5.00%	[28]
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%	[28]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[27]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[27]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.47%	[28]
5 Years	rr_AverageAnnualReturnYear05	4.95%	[28]
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%	[28]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6) | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.76%
5 Years	rr_AverageAnnualReturnYear05	4.26%
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6) | Class R6 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.20%
5 Years	rr_AverageAnnualReturnYear05	2.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6) | Class R6 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.79%
5 Years	rr_AverageAnnualReturnYear05	2.77%
Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1) | Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.43%	[29]
5 Years	rr_AverageAnnualReturnYear05	4.65%	[29]
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%	[29]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1) | John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.17%	[30]
5 Years	rr_AverageAnnualReturnYear05	5.00%	[30]
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%	[30]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[29]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[29]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[29]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1) | Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.47%	[30]
5 Years	rr_AverageAnnualReturnYear05	4.95%	[30]
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%	[30]
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1) | Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.83%
5 Years	rr_AverageAnnualReturnYear05	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1) | Class 1 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.29%
5 Years	rr_AverageAnnualReturnYear05	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1) | Class 1 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.83%
5 Years	rr_AverageAnnualReturnYear05	2.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%

[1]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[2]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[3]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[4]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[5]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[6]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[7]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[8]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 16% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 4% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[9]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[10]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 16% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 4% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[11]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[12]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 16% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 4% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[13]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[14]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[15]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[16]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[17]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[18]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[19]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[20]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[21]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[22]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[23]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[24]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[25]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[26]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[27]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[28]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[29]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[30]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.